Consolidated Statement of change in Stockholders Deficit - USD ($)	Total	Common Stock to be Issued [Member]	Common Stock to be Issued [Member] Prior Period, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Prior Period, Adjustment [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Prior Period, Adjustment [Member]	Revision Prior Period, Adjustments [Member]
Balance value at Dec. 31, 2021	$ (1,278,858)			$ 87,761			$ 257,588		$ (1,624,207)
Balance, shares at Dec. 31, 2021				87,761,100
Common stock issued for compensation -management	240,000			$ 160			239,840
Common stock issued for compensation -management, shares				160,000
Common stock issued for cash	$ 400,000						399,733
Common stock issued for cash, shares	266,667			266,667
Common stock issued for compensation -services	$ 218,784			$ 146			218,638
Common stock issued for compensation -services, shares	145,856			145,856
Common stock issued for settlement of debts	$ 179,144			$ 179			178,965
Common stock issued for settlement of debts, shares	179,144			179,144
Net loss	$ (1,255,497)								(1,255,497)
Balance value at Dec. 31, 2022	(1,496,427)		$ 10,000	$ 88,513	$ 88,506		1,294,764	$ 1,284,771	(2,879,704)	$ (2,879,704)	$ (1,496,427)
Balance, shares at Dec. 31, 2022			6,667	88,512,767	88,506,100
Common stock issued for compensation -management				$ 25	$ 25		37,475				37,500
Common stock issued for compensation -management, shares				25,000	25,000
Common stock issued for cash	$ 25,000			$ 17
Common stock issued for cash, shares	16,667			16,667	16,667
Common stock issued for compensation -services	$ 58,250			$ 25	$ 25		58,225				58,250
Common stock issued for compensation -services, shares	25,000			25,000	25,000
Net loss	$ (1,106,962)								(1,106,962)	$ (757,462)	(757,462)
Subscription received- shares to be issued	60,000	$ 60,000	$ 60,000								$ 60,000
Subscription received- shares to be issued, shares			40,000
Balance value at Dec. 31, 2023	(2,073,139)	$ 70,000		$ 88,573		$ 88,580	1,405,454		(3,637,166)
Balance, shares at Dec. 31, 2023		46,667		88,572,767		88,579,434
Net loss	(130,397)								(130,397)
Balance value at Mar. 31, 2024	(2,203,536)	$ 70,000		$ 88,573			1,405,454		(3,767,563)
Balance, shares at Mar. 31, 2024		46,667		88,572,767
Balance value at Dec. 31, 2023	(2,073,139)	$ 70,000		$ 88,573		$ 88,580	1,405,454		(3,637,166)
Balance, shares at Dec. 31, 2023		46,667		88,572,767		88,579,434
Common stock issued for compensation -services	2,280,000			$ 6,000			2,274,000
Common stock issued for compensation -services, shares				6,000,000
Net loss	(3,316,192)								(3,316,192)
Balance value at Dec. 31, 2024	(3,109,331)	$ 70,000		$ 94,573			3,679,454		(6,953,358)
Balance, shares at Dec. 31, 2024		46,667		94,572,767
Net loss	(526,819)								(526,819)
Balance value at Mar. 31, 2025	$ (3,636,150)	$ 70,000		$ 94,573			$ 3,679,454		$ (7,480,177)
Balance, shares at Mar. 31, 2025		46,667		94,572,767